CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock Issued	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest [Member]
Balances at Dec. 31, 2011	$ 1,220,741	$ 139,914	$ (744,644)	$ 149,066	$ 1,997,057	$ (364,191)	$ 43,539
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(259,297)				(259,808)		511
Cash dividends declared:
Common @ $0.82 per share, $0.82 per share, and $0.82 per share in 2012, 2013, and 2014, respectively	(66,132)				(66,132)
Noncontrolling interests	(2,605)						(2,605)
Other Comprehensive Income (Loss), Net of Tax	(46,538)					(46,977)	439
Contributions from noncontrolling interests	8,602						8,602
Sale of investment in consolidated subsidiary	(704)						(704)
Stock options exercised, net 38,900 shares and 20,000 shares 2012 and 2013, respectively	710	49		661
Vesting of restricted stock units and other stock grants, net 68,558 shares, 74,297 shares and 130,925 in 2012, 2013 and 2014, respectively	515	117	(561)	959
Amortization of unearned stock-based compensation, net of forfeitures	1,959			1,959
Balances at Dec. 31, 2012	857,251	140,080	(745,205)	152,645	1,671,117	(411,168)	49,782
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(223,095)				(232,848)		9,753
Cash dividends declared:
Common @ $0.82 per share, $0.82 per share, and $0.82 per share in 2012, 2013, and 2014, respectively	(66,228)				(66,228)
Noncontrolling interests	(4,764)						(4,764)
Other Comprehensive Income (Loss), Net of Tax	40,855					40,553	302
Contributions from noncontrolling interests	4,825						4,825
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(185)			(292)			107
Sale of investment in consolidated subsidiary	(15,909)			1,003			(16,912)
Stock options exercised, net 38,900 shares and 20,000 shares 2012 and 2013, respectively	400	25		375
Vesting of restricted stock units and other stock grants, net 68,558 shares, 74,297 shares and 130,925 in 2012, 2013 and 2014, respectively	1,185	143	(1,032)	2,074
Amortization of unearned stock-based compensation, net of forfeitures	3,220			3,220
Balances at Dec. 31, 2013	597,555	140,248	(746,237)	159,025	1,372,041	(370,615)	43,093
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(17,676)				(22,171)		4,495
Cash dividends declared:
Common @ $0.82 per share, $0.82 per share, and $0.82 per share in 2012, 2013, and 2014, respectively	(66,321)				(66,321)
Noncontrolling interests	(2,319)						(2,319)
Other Comprehensive Income (Loss), Net of Tax	(163,243)					(161,641)	(1,602)
Contributions from noncontrolling interests	1,560						1,560
Sale of investment in consolidated subsidiary	(905)						(905)
Vesting of restricted stock units and other stock grants, net 68,558 shares, 74,297 shares and 130,925 in 2012, 2013 and 2014, respectively	1,551	196	(714)	2,069
Treasury shares repurchased, 150,000 shares in 2014	(2,864)		(2,864)
Amortization of unearned stock-based compensation, net of forfeitures	4,572			4,572
Balances at Dec. 31, 2014	$ 351,910	$ 140,444	$ (749,815)	$ 165,666	$ 1,283,549	$ (532,256)	$ 44,322